Advances for Vessels	12 Months Ended
Dec. 31, 2024
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, January 1, 2023	$76,280
Additions for advances, including capitalized expenses and interest	206,242
Transferred to vessel cost (refer to Note 4)	(192,819)
Balance, December 31, 2023	89,703
Additions for advances, including capitalized expenses and interest	143,869
Transferred to vessel cost (refer to Note 4)	(148,368)
Balance, December 31, 2024	$85,204

Advances paid for vessels represent advances paid for vessel acquisitions, vessels under construction and vessel improvements and comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During the years ended December 31, 2023 and December 31, 2024, such payments were made for the following vessels:

•During the year ended December 31, 2023: advances for Climate Justice, Climate Ethics, Pedhoulas Trader, Morphou, Rizokarpaso, Ammoxostos, Kerynia, Pedhoulas Farmer, Pedhoulas Fighter, Hull 11115, Hull 11166, Hull 386 and Hull 387 and BWTS and Scrubbers retrofitting and improvements for several vessels; and
•During the year ended December 31, 2024: advances for Ammoxostos, Kerynia, Pedhoulas Fighter and Pedhoulas Farmer, Hull 11115, Hull 11167, Hull 11202, Hull 6303, Hull 386 and Hull 387 and BWTS and Scrubbers retrofitting and improvements for several vessels.